Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based compensation	$ 17,382	$ 6,638	$ 963
Cost Of Revenues [Member]
Share-based compensation	915	155	34
Research And Development [Member]
Share-based compensation	3,502	674	269
Sales And Marketing [Member]
Share-based compensation	3,780	736	128
General And Administrative [Member]
Share-based compensation	$ 9,185	$ 5,073	$ 532